Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
Schedule of Fair Value of the Options Granted

The following table lists the inputs used for calculation of fair value of the options granted to employees and directors for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Expected volatility	93.72%	91.80% - 93.51%	93.63% - 93.79%
Exercise price	1.27	0.96 - 1.99	1.43 - 3.97
Share price	1.27	0.96 - 1.99	1.43 - 3.97
Risk-free interest rate	4.61%	3.24% - 4.35%	2.12% - 2.46%
Dividend yield	0	0	0
Expected life (years)	10	10	10

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Expected volatility	-	100.540%	93.64%
Exercise price	-	1.82	2.18
Share price	-	1.82	1.41 - 1.96
Risk-free interest rate	-	3.64%	1.91% - 2.91%
Dividend yield	-	0	0
Expected life (years)	-	10	10

Schedule of Share Option Activity

The following table summarizes the share option activity for employees, directors, and non-employees for the annual periods ended on December 31, 2024:

	Number of	Weighted Average	Weighted average remaining	Intrinsic value
	Share Options	Exercise Price	contractual life (years)	U.S. dollars in thousands
Options outstanding at January 1, 2024	1,069,128	$2.26	8.00	$62
Granted	9,000	$1.27	10	$-
Forfeited	(9,000)	$0.96	-	$ (*	)
Options outstanding at December 31, 2024	1,069,128	$2.30	6.68	$-
Exercisable at December 31, 2024	936,968	$2.34	6.52	$-

Schedule of Restricted Stock Unit (RSU’s) Activity

The following table summarizes the RSUs activity for the annual periods ended on December 31, 2024:

		Weighted average grant date fair value
	Number of RSUs	U.S. dollars in thousands
Outstanding at January 1, 2024	317,000	$249
Granted	208,000	224
Exercised	(325,000)
Outstanding at December 31, 2024	200,000	$236

Schedule of Share-Based Expense Recognized in the Statements of Operation

The share-based expense recognized in the statements of operations were as follows:

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Share-based compensation expense - Research and development	$193	$575	$570
Share-based compensation expense - General and administrative	364	962	1,158
	$557	$1,537	$1,728